GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
General and Administrative Expenses [Line Items]
Share-based compensation	$ 1,209	$ 3,724	$ 312
Total general and administrative	3,571	6,626	1,703
General and Administrative Expense [Member]
General and Administrative Expenses [Line Items]
Salaries and related expenses	1,411	1,830	952
Share-based compensation	975	2,934	208
Professional services	354	609	114
Office rent and maintenance	144	108	105
Depreciation	9	7	7
Others	678	1,138	317
Total general and administrative	$ 3,571	$ 6,626	$ 1,703